Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
Components of total pension costs
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
in	2020	2019	2018	2020	2019	2018	2020	2019	2018
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	203	256	242	15	14	16	0	0	0
Interest costs on benefit obligation	20	52	63	68	90	86	4	6	5
Expected return on plan assets	(352)	(394)	(483)	(85)	(108)	(114)	0	0	0
Amortization of recognized prior service cost/(credit)	(167)	(155)	(126)	1	1	0	0	0	0
Amortization of recognized actuarial losses/(gains)	334	293	306	13	19	47	1	3	8
Settlement losses/(gains)	8	41	35	(1)	0	0	0	0	0
Curtailment losses/(gains)	(10)	0	(12)	0	0	(1)	0	0	0
Special termination benefits	8	14	38	0	0	0	0	0	0
Net periodic benefit costs/(credits)	44	107	63	11	16	34	5	9	13
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, except for 2019, in restructuring expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plan
	Switzerland		International		International
in / end of	2020	2019	2020	2019	2020	2019
PBO (CHF million) [1]
Beginning of the measurement period	15,979	15,432	3,325	2,951	164	160
Plan participant contributions	143	205	0	0	0	0
Service cost	203	256	15	14	0	0
Interest cost	20	52	68	90	4	6
Plan amendments	0	(428)	5	0	0	0
Settlements	(28)	(152)	(23)	0	0	0
Curtailments	(17)	0	0	0	0	0
Special termination benefits	8	14	0	0	0	0
Actuarial losses/(gains)	857	1,262	456	410	13	13
Benefit payments	(1,063)	(662)	(156)	(149)	(11)	(12)
Exchange rate losses/(gains)	0	0	(208)	9	(14)	(3)
End of the measurement period	16,102	15,979	3,482	3,325	156	164
Fair value of plan assets (CHF million)
Beginning of the measurement period	17,790	16,225	4,111	3,604	0	0
Actual return on plan assets	860	1,767	476	487	0	0
Employer contributions	298	407	61	130	11	12
Plan participant contributions	143	205	0	0	0	0
Settlements	(28)	(152)	(23)	0	0	0
Benefit payments	(1,063)	(662)	(156)	(149)	(11)	(12)
Exchange rate gains/(losses)	0	0	(257)	39	0	0
End of the measurement period	18,000	17,790	4,212	4,111	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	1,898	1,811	730	786	(156)	(164)
Funded status recognized in the consolidated balance sheet as of December 31	1,898	1,811	730	786	(156)	(164)
Total amount recognized (CHF million)
Noncurrent assets	1,898	1,811	975	1,068	0	0
Current liabilities	0	0	(8)	(6)	(11)	(11)
Noncurrent liabilities	0	0	(237)	(276)	(145)	(153)
Net amount recognized in the consolidated balance sheet as of December 31	1,898	1,811	730	786	(156)	(164)
ABO (CHF million) [2]
End of the measurement period	15,637	15,459	3,449	3,294	156	164
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	International
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2020	2019		2020	2019
PBO/ABO exceeded plan assets (CHF million)
PBO	1,404	1,455		1,393	1,443
ABO	1,377	1,431		1,369	1,422
Fair value of plan assets	1,159	1,174		1,150	1,163
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2020	2019	2020	2019	2020	2019
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,688)	(3,618)	(39)	(30)	(3,727)	(3,648)
Prior service credits/(costs)	453	601	3	3	456	604
Cumulative effect of accounting changes	0	(42)	0	0	0	(42)
Total	(3,235)	(3,059)	(36)	(27)	(3,271)	(3,086)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	Defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2020 (CHF million)
Actuarial gains/(losses)	(414)	83	(331)	(13)	3	(10)	(341)
Prior service credits/(costs)	(5)	0	(5)	0	0	0	(5)
Amortization of actuarial losses/(gains)	347	(64)	283	1	0	1	284
Amortization of prior service costs/(credits)	(166)	31	(135)	0	0	0	(135)
Immediate recognition due to curtailment/settlement	14	(2)	12	0	0	0	12
Total	(224)	48	(176)	(12)	3	(9)	(185)
2019 (CHF million)
Actuarial gains/(losses)	82	(29)	53	(12)	3	(9)	44
Prior service credits/(costs)	428	(90)	338	0	0	0	338
Amortization of actuarial losses/(gains)	312	(65)	247	3	(1)	2	249
Amortization of prior service costs/(credits)	(154)	33	(121)	0	0	0	(121)
Immediate recognition due to curtailment/settlement	41	(8)	33	0	0	0	33
Cumulative effect of accounting changes	0	(42)	(42)	0	0	0	(42)
Total	709	(201)	508	(9)	2	(7)	501

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
December 31	2020	2019	2018	2020	2019	2018	2020	2019	2018
Net periodic benefit cost (%)
Discount rate - service costs	0.69	1.19	1.02	3.04	3.28	2.96	–	4.38	3.86
Discount rate - interest costs	0.13	0.57	0.41	2.39	3.28	2.77	2.77	3.95	3.28
Salary increases	1.50	0.75	0.50	2.84	2.92	2.97	–	–	–
Interest rate on savings balances	0.45	1.03	0.86	–	–	–	–	–	–
Expected long-term rate of return on plan assets	2.10	2.40	3.00	2.37	3.00	3.22	–	–	–
Benefit obligation (%)
Discount rate	0.40	0.45	1.03	1.67	2.38	3.30	2.55	3.23	4.37
Salary increases	1.50	1.50	0.75	2.98	2.84	2.90	–	–	–
Interest rate on savings balances	1.25	0.45	1.03	–	–	–	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2020	2019	2020	2019	2020	2019	2020	2019
Life expectancy (years)
Switzerland	BVG 2015 tables	[1]	21.7	21.6	23.3	23.2	23.7	23.6	25.3	25.2
UK	SAPS S2 light tables	[2]	23.3	23.2	24.9	24.8	24.5	24.3	26.3	26.1
US	Pri-2012 mortality tables	[3]	21.1	21.1	22.3	22.2	22.8	22.7	23.9	23.8
1 The BVG 2015 tables were used, which included final 2016 CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
3 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2020	2019	2018
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	7.0	8.0	8.7
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2025.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2020						2019
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	458	0		0	0	458	703	0		0	0	703
Debt securities	5,224	222		0	438	5,884	6,448	199		0	303	6,950
of which corporates	5,224	222		0	438	5,884	6,448	199		0	303	6,950
Equity securities	5,320	0		0	0	5,320	5,015	0		0	0	5,015
Real estate	0	1,795		1,444	0	3,239	0	1,277		1,351	0	2,628
of which direct	0	0		1,444	0	1,444	0	0		1,351	0	1,351
of which indirect	0	1,795		0	0	1,795	0	1,277	[1]	0	0	1,277
Alternative investments	433	514		0	2,152	3,099	0	424		0	2,070	2,494
of which private equity	0	0		0	1,794	1,794	0	0		0	1,561	1,561
of which hedge funds	0	413		0	1	414	0	385		0	126	511
of which other	433	101		0	357	891	0	39		0	383	422
Switzerland	11,435	2,531		1,444	2,590	18,000	12,166	1,900		1,351	2,373	17,790
Cash and cash equivalents	17	247		0	0	264	14	104		0	0	118
Debt securities	2,519	872		0	422	3,813	2,277	1,016		0	430	3,723
of which governments	2,169	7		0	0	2,176	1,904	9		0	0	1,913
of which corporates	350	865		0	422	1,637	373	1,007		0	430	1,810
Equity securities	33	0		0	52	85	58	0		0	91	149
Real estate – indirect	0	0		0	20	20	0	0		0	29	29
Alternative investments	0	(47)		0	0	(47)	0	(37)		0	45	8
of which hedge funds	0	0		0	0	0	0	0		0	45	45
of which other	0	(47)	[2]	0	0	(47)	0	(37)	[2]	0	0	(37)
Other investments	0	77		0	0	77	0	84		0	0	84
International	2,569	1,149		0	494	4,212	2,349	1,167		0	595	4,111
Total plan assets at fair value	14,004	3,680		1,444	3,084	22,212	14,515	3,067		1,351	2,968	21,901
The Swiss pension fund uses exchange-traded futures to manage the economic exposure of the portfolio. Under US GAAP, these futures are not carried at fair value as they are settled on a daily basis and are considered brokerage receivables and payables. Consequently, they are excluded from this table. These futures increased/(decreased) the economic exposure to cash and cash equivalents by CHF 462 million and CHF (685) million in 2020 and 2019, respectively, and (increased)/decreased the economic exposure to equity securities by CHF 462 million and CHF (685) million in 2020 and 2019, respectively.

1 Prior period has been corrected to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2020 (CHF million)
Real estate	1,351	0	0	69	0	24	0	1,444
of which direct	1,351	0	0	69	0	24	0	1,444
Total plan assets at fair value	1,351	0	0	69	0	24	0	1,444
of which Switzerland	1,351	0	0	69	0	24	0	1,444
2019 (CHF million)
Debt securities – corporates	34	0	(34)	0	0	0	0	0
Real estate	1,345	0	(48)	54	0	0	0	1,351
of which direct	1,297	0	0	54	0	0	0	1,351
of which indirect	48	0	(48)	0	0	0	0	0
Total plan assets at fair value	1,379	0	(82)	54	0	0	0	1,351
of which Switzerland	1,379	0	(82)	54	0	0	0	1,351

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
	Switzerland		International
December 31	2020	2019	2020	2019
Weighted-average (%)
Cash and cash equivalents	2.5	3.9	6.3	2.9
Debt securities	32.7	39.1	90.5	90.6
Equity securities	29.6	28.2	2.0	3.6
Real estate	18.0	14.8	0.5	0.7
Alternative investments	17.2	14.0	(1.1)	0.2
Insurance	0.0	0.0	1.8	2.0
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
2021 target plan asset allocation
	Switzerland	International
Weighted-average (%)
Cash and cash equivalents	7.0	0.3
Debt securities	32.0	94.0
Equity securities	25.0	2.1
Real estate	21.0	0.6
Alternative investments	15.0	1.2
Insurance	0.0	1.8
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	Defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2021	1,082	11
2022	903	10
2023	904	10
2024	903	10
2025	887	9
For five years thereafter	4,409	40

Bank
Components of total pension costs
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2020	2019	2018	2020	2019	2018
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	14	14	16	0	0	0
Interest costs on benefit obligation	68	90	86	4	6	5
Expected return on plan assets	(85)	(108)	(114)	0	0	0
Amortization of recognized prior service cost/(credit)	1	1	0	0	0	0
Amortization of recognized actuarial losses/(gains)	13	19	47	1	3	8
Settlement losses/(gains)	(1)	0	0	0	0	0
Curtailment losses/(gains)	0	0	(1)	0	0	0
Net periodic benefit costs/(credits)	10	16	34	5	9	13
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, except for 2019, in restructuring expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2020	2019	2020	2019
PBO (CHF million) [1]
Beginning of the measurement period	3,325	2,951	164	160
Service cost	14	14	0	0
Interest cost	68	90	4	6
Plan amendments	5	0	0	0
Settlements	(23)	0	0	0
Actuarial losses/(gains)	453	410	13	13
Business combinations and transfers	(3)	0	0	0
Benefit payments	(156)	(149)	(11)	(12)
Exchange rate losses/(gains)	(208)	9	(14)	(3)
End of the measurement period	3,475	3,325	156	164
Fair value of plan assets (CHF million)
Beginning of the measurement period	4,111	3,604	0	0
Actual return on plan assets	476	487	0	0
Employer contributions	61	130	11	12
Settlements	(23)	0	0	0
Benefit payments	(156)	(149)	(11)	(12)
Exchange rate gains/(losses)	(257)	39	0	0
End of the measurement period	4,212	4,111	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	737	786	(156)	(164)
Funded status recognized in the consolidated balance sheet as of December 31	737	786	(156)	(164)
Total amount recognized (CHF million)
Noncurrent assets	975	1,068	0	0
Current liabilities	(8)	(6)	(11)	(11)
Noncurrent liabilities	(230)	(276)	(145)	(153)
Net amount recognized in the consolidated balance sheet as of December 31	737	786	(156)	(164)
ABO (CHF million) [2]
End of the measurement period	3,445	3,294	156	164
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2020	2019		2020	2019
PBO/ABO exceeded plan assets (CHF million)
PBO	1,397	1,455		1,386	1,443
ABO	1,373	1,431		1,365	1,422
Fair value of plan assets	1,159	1,174		1,150	1,163
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2020	2019	2020	2019	2020	2019
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(421)	(345)	(39)	(30)	(460)	(375)
Prior service credits/(costs)	(14)	(10)	3	3	(11)	(7)
Cumulative effect of accounting changes	0	(42)	0	0	0	(42)
Total	(435)	(397)	(36)	(27)	(471)	(424)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2020 (CHF million)
Actuarial gains/(losses)	(62)	17	(45)	(13)	3	(10)	(55)
Prior service credits/(costs)	(5)	1	(4)	0	0	0	(4)
Amortization of actuarial losses/(gains)	13	(1)	12	1	0	1	13
Amortization of prior service costs/(credits)	1	(1)	0	0	0	0	0
Immediate recognition due to curtailment/settlement	(1)	0	(1)	0	0	0	(1)
Total	(54)	16	(38)	(12)	3	(9)	(47)
2019 (CHF million)
Actuarial gains/(losses)	(31)	(2)	(33)	(12)	3	(9)	(42)
Amortization of actuarial losses/(gains)	19	(4)	15	3	(1)	2	17
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Cumulative effect of accounting changes	0	(42)	(42)	0	0	0	(42)
Total	(11)	(48)	(59)	(9)	2	(7)	(66)

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2020	2019	2018	2020	2019	2018
Net periodic benefit cost (%)
Discount rate - service cost	2.62	3.28	2.96	–	4.38	3.86
Discount rate - interest cost	2.37	3.28	2.77	2.77	3.95	3.28
Salary increases	2.84	2.92	2.97	–	–	–
Expected long-term rate of return on plan assets	2.37	3.00	3.22	–	–	–
Benefit obligation (%)
Discount rate	1.66	2.38	3.30	2.55	3.23	4.37
Salary increases	2.97	2.84	2.90	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2020	2019	2020	2019	2020	2019	2020	2019
Life expectancy (years)
UK	SAPS S2 light tables	[1]	23.3	23.2	24.9	24.8	24.5	24.3	26.3	26.1
US	Pri-2012 mortality tables	[2]	21.1	21.1	22.3	22.2	22.8	22.7	23.9	23.8
1 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2020	2019	2018
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	7.0	8.0	8.7
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5.0% by 2025.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2020						2019
end of	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	17	247		0	0	264	14	104		0	0	118
Debt securities	2,519	872		0	422	3,813	2,277	1,016		0	430	3,723
of which governments	2,169	7		0	0	2,176	1,904	9		0	0	1,913
of which corporates	350	865		0	422	1,637	373	1,007		0	430	1,810
Equity securities	33	0		0	52	85	58	0		0	91	149
Real estate – indirect	0	0		0	20	20	0	0		0	29	29
Alternative investments	0	(47)		0	0	(47)	0	(37)		0	45	8
of which hedge funds	0	0		0	0	0	0	0		0	45	45
of which other	0	(47)	[1]	0	0	(47)	0	(37)	[1]	0	0	(37)
Other investments	0	77		0	0	77	0	84		0	0	84
Total plan assets at fair value	2,569	1,149		0	494	4,212	2,349	1,167		0	595	4,111
1 Primarily related to derivative instruments.

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
December 31	2020	2019
Weighted-average (%)
Cash and cash equivalents	6.3	2.9
Debt securities	90.5	90.6
Equity securities	2.0	3.6
Real estate	0.5	0.7
Alternative investments	(1.1)	0.2
Insurance	1.8	2.0
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively	2021 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	0.3
Debt securities	94.0
Equity securities	2.1
Real estate	0.6
Alternative investments	1.2
Insurance	1.8
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2021	99	11
2022	89	10
2023	99	10
2024	103	10
2025	108	9
For five years thereafter	600	40